iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core MSCI EAFE ETF (IEFA),

iShares Core S&P Mid-Cap ETF (IJH),

iShares Core S&P Small-Cap ETF (IJR) and

iShares Core MSCI Total International Stock ETF (IXUS)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core MSCI EAFE ETF	0.14%	0.12%	0.12%
iShares Core S&P Mid-Cap ETF	0.14%	0.12%	0.12%
iShares Core S&P Small-Cap ETF	0.14%	0.12%	0.12%
iShares Core MSCI Total International Stock ETF	0.16%	0.14%	0.14%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core MSCI EAFE ETF	$12	$39	$68	$154
iShares Core S&P Mid-Cap ETF	$12	$39	$68	$154
iShares Core S&P Small-Cap ETF	$12	$39	$68	$154
iShares Core MSCI Total International Stock ETF	$14	$45	$79	$179

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.